Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock Future Financial and Technology ETF
(the “Fund”)
Supplement dated August 9, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated November 28, 2023, as supplemented to date
On July 30, 2024, the Board of Trustees of BlackRock ETF Trust approved certain changes to the Fund’s investment strategy in connection with the change in the Fund’s name to iShares FinTech Active ETF. These changes are expected to become effective on October 10, 2024.
Accordingly, effective on October 10, 2024, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of fintech companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The fintech companies in which the Fund intends to invest are financials and information technology companies that use technology to modify, enhance or automate financial services for businesses or consumers. These companies are involved in activities that include, but are not limited to, the following: transaction and payment processing services, consumer finance, banking, insurance, financial exchanges and data, specialized finance, IT services, software, financial services, and capital markets. The Fund may invest in companies involved in the development and/or use of blockchain technologies. The Fund may invest in both newer and/or smaller companies and more established and/or larger companies in the financials and technology industries that use or provide financial services technologies, including innovative or emerging technologies.
The Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in the financials and technology groups of industries, in aggregate. Because this concentration is measured in aggregate across both groups of industries, at a given time the Fund may have less than 25% of its total assets invested in either the financials or the technology groups of industries. BFA determines, in its discretion, whether a company is a financials or information technology company.
Equity securities in which the Fund may invest include U.S. exchange-listed common stocks, exchange-traded preferred stocks and exchange-traded as well as unlisted American Depositary Receipts (“ADRs”). The Fund invests in ADRs to obtain exposure to foreign securities. ADRs are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation.
The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets.
The Fund may buy or sell U.S. exchange-traded futures on a security or an index of securities. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The Fund may use futures to seek to increase the return of the Fund, to hedge (or protect) the value of its assets against adverse movements in the securities markets, and to manage cash flows into or out of the Fund.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended.

BlackRock Future Financial and Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock Future Financial and Technology ETF
(the “Fund”)
Supplement dated August 9, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated November 28, 2023, as supplemented to date
On July 30, 2024, the Board of Trustees of BlackRock ETF Trust approved certain changes to the Fund’s investment strategy in connection with the change in the Fund’s name to iShares FinTech Active ETF. These changes are expected to become effective on October 10, 2024.
Accordingly, effective on October 10, 2024, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of fintech companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The fintech companies in which the Fund intends to invest are financials and information technology companies that use technology to modify, enhance or automate financial services for businesses or consumers. These companies are involved in activities that include, but are not limited to, the following: transaction and payment processing services, consumer finance, banking, insurance, financial exchanges and data, specialized finance, IT services, software, financial services, and capital markets. The Fund may invest in companies involved in the development and/or use of blockchain technologies. The Fund may invest in both newer and/or smaller companies and more established and/or larger companies in the financials and technology industries that use or provide financial services technologies, including innovative or emerging technologies.
The Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in the financials and technology groups of industries, in aggregate. Because this concentration is measured in aggregate across both groups of industries, at a given time the Fund may have less than 25% of its total assets invested in either the financials or the technology groups of industries. BFA determines, in its discretion, whether a company is a financials or information technology company.
Equity securities in which the Fund may invest include U.S. exchange-listed common stocks, exchange-traded preferred stocks and exchange-traded as well as unlisted American Depositary Receipts (“ADRs”). The Fund invests in ADRs to obtain exposure to foreign securities. ADRs are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation.
The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets.
The Fund may buy or sell U.S. exchange-traded futures on a security or an index of securities. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The Fund may use futures to seek to increase the return of the Fund, to hedge (or protect) the value of its assets against adverse movements in the securities markets, and to manage cash flows into or out of the Fund.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of fintech companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The fintech companies in which the Fund intends to invest are financials and information technology companies that use technology to modify, enhance or automate financial services for businesses or consumers. These companies are involved in activities that include, but are not limited to, the following: transaction and payment processing services, consumer finance, banking, insurance, financial exchanges and data, specialized finance, IT services, software, financial services, and capital markets. The Fund may invest in companies involved in the development and/or use of blockchain technologies. The Fund may invest in both newer and/or smaller companies and more established and/or larger companies in the financials and technology industries that use or provide financial services technologies, including innovative or emerging technologies.
The Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in the financials and technology groups of industries, in aggregate. Because this concentration is measured in aggregate across both groups of industries, at a given time the Fund may have less than 25% of its total assets invested in either the financials or the technology groups of industries. BFA determines, in its discretion, whether a company is a financials or information technology company.
Equity securities in which the Fund may invest include U.S. exchange-listed common stocks, exchange-traded preferred stocks and exchange-traded as well as unlisted American Depositary Receipts (“ADRs”). The Fund invests in ADRs to obtain exposure to foreign securities. ADRs are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation.
The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets.
The Fund may buy or sell U.S. exchange-traded futures on a security or an index of securities. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. The Fund may use futures to seek to increase the return of the Fund, to hedge (or protect) the value of its assets against adverse movements in the securities markets, and to manage cash flows into or out of the Fund.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in the financials and technology groups of industries, in aggregate. Because this concentration is measured in aggregate across both groups of industries, at a given time the Fund may have less than 25% of its total assets invested in either the financials or the technology groups of industries. BFA determines, in its discretion, whether a company is a financials or information technology company.